Advances to suppliers (Details 2) (Allowance for advances to supplier, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for advances to supplier
Movement of allowances
Balance at beginning of the year	94,154	87,869	51,960
Allowance made during the year	103,139	42,194	65,366
Recoveries	(38,841)	(35,909)	(29,457)
Balance at end of the year	158,452	94,154	87,869